Total Debt Obligations, Including Capital Leases, Denominated in Foreign Currencies and US Dollar Equivalent (Detail) In Thousands, unless otherwise specified	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Apr. 30, 2012 Currency, Euro USD ($)	Apr. 30, 2012 Currency, Euro EUR (€)	Apr. 30, 2011 Currency, Euro USD ($)	Apr. 30, 2011 Currency, Euro EUR (€)	Apr. 30, 2012 Currency, British Pound Sterling USD ($)	Apr. 30, 2012 Currency, British Pound Sterling GBP (£)	Apr. 30, 2011 Currency, British Pound Sterling USD ($)	Apr. 30, 2011 Currency, British Pound Sterling GBP (£)	Apr. 30, 2012 Currency, Canadian Dollar USD ($)	Apr. 30, 2012 Currency, Canadian Dollar CAD	Apr. 30, 2011 Currency, Canadian Dollar USD ($)	Apr. 30, 2011 Currency, Canadian Dollar CAD
Debt and Capital Lease Obligations [Line Items]
Debt obligations	$ 51,049	$ 34,162	$ 4,623	€ 3,495	$ 4,730	€ 3,199	$ 0	£ 0	$ 11,830	£ 7,111	$ 46,426	45,887	$ 17,602	16,741